ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended					0 Months Ended							12 Months Ended
	Dec. 31, 2011 USD ($) item	Dec. 31, 2011 CNY item	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jan. 02, 2012 21st School	Dec. 30, 2011 21st School	Dec. 31, 2012 VIEs	Dec. 31, 2012 Caymand Islands USD ($)	Dec. 31, 2012 Hong Kong USD ($)	Dec. 31, 2012 Non-VIEs PRC USD ($)	Dec. 31, 2012 Non-VIEs PRC CNY	Dec. 31, 2012 VIEs CNY	Dec. 31, 2011 VIEs CNY	Dec. 31, 2010 VIEs CNY	Dec. 31, 2012 VIEs PRC CNY	Dec. 31, 2012 Group USD ($)	Dec. 31, 2012 Group PRC CNY
VIE arrangements
Percentage of equity interest in the schools										100.00%
Total assets		4,720,627	$ 510,483	3,180,358	4,720,627										2,822,537	4,389,589
Total Liabilities		1,954,164	288,343	1,796,403	1,954,164										1,324,957	1,487,257
Net Revenue			215,689	1,343,763	1,572,371	1,114,655									1,290,290	1,077,263	854,488
Net income (loss)			(268,616)	(1,673,515)	16,219	211,699									(852,927)	(102,892)	(14,311)
Cash and cash equivalents	$ 64,606	402,502	$ 30,211	188,216	402,502	708,783	361,691				$ 2,511	$ 37	$ 470	17,812				151,434	$ 3,018	169,246
Number of entities disposed off	5	5
Retained term to operate 21st School								15 years	15 years
Number of VIEs with which the company has entered into contractual agreements			4	4